Investments (Tables)	Nov. 18, 2019
Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds
Decommissioning Trust Securities
Dominion Energy holds equity and fixed income securities, insurance contracts and cash equivalents in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value
(millions)
September 30, 2019
Equity securities: (1)
U.S.	$1,787	$2,169	$(30)		$3,926
Fixed income securities: (2)
Corporate debt instruments	442	30	—		472
Government securities	1,082	44	(4)		1,122
Common/collective trust funds	105	4	—		109
Insurance contracts	210	—	—		210
Cash equivalents and other (3)	21	—	—		21

Total	$3,647	$2,247	$(34	) (4)	$5,860

December 31, 2018
Equity securities: (1)
U.S.	$1,741	$1,640	$(51)		$3,330
Fixed income securities: (2)
Corporate debt instruments	435	5	(9)		431
Government securities	1,092	17	(12)		1,097
Common/collective trust funds	76	—	—		76
Cash equivalents and other	4	—	—		4

Total	$3,348	$1,662	$(72	) (4)	$4,938

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
(3)	Includes pending sales of securities of $ 3 million at September 30, 2019.
(4)	The fair value of securities in an unrealized loss position was $ 277 million and $ 833 million at September 30, 2019 and December 31, 2018, respectively.

Unrealized Gain Loss on Equity
The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy’s nuclear decommissioning trusts is summarized below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Net gains recognized during the period	$40	$243	$610	$267
Less: Net gains recognized during the period on securities sold during the period	(17)	(7)	(61)	(42)

Unrealized gains recognized during the period on securities still held at September 30, 2019 and 2018 (1)	$23	$236	$549	$225

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.

Investments Classified by Contractual Maturity Date
The fair value of Dominion Energy’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at September 30, 2019 by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$212
Due after one year through five years	412
Due after five years through ten years	360
Due after ten years	719

Total	$1,703

Marketable Securities
Presented below is selected information regarding Dominion Energy’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Proceeds from sales	$429	$457	$1,311	$1,301
Realized gains (1)	53	24	152	96
Realized losses (1)	25	18	75	60
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.

Other-Than-Temporary Impairment Losses
Dominion Energy recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Total other-than-temporary impairment losses	$1	$8	$1	$25
Losses recognized in other comprehensive income (before taxes)	(1)	(8)	(1)	(25)

Net impairment losses recognized in earnings	$—	$—	$—	$—

Virginia Electric and Power Company
Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds	Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value
(millions)
September 30, 2019
Equity securities: (1)
U.S.	$890	$1,013	$(15)		$1,888
Fixed income securities: (2)
Corporate debt instruments	257	16	—		273
Government securities	504	17	(1)		520
Common/collective trust funds	46	—	—		46
Cash equivalents and other (3)	11	—	—		11

Total	$1,708	$1,046	$(16	) (4)	$2,738

December 31, 2018
Equity securities: (1)
U.S.	$858	$751	$(24)		$1,585
Fixed income securities: (2)
Corporate debt instruments	224	2	(5)		221
Government securities	504	7	(5)		506
Common/collective trust funds	51	—	—		51
Cash equivalents and other (3)	6	—	—		6

Total	$1,643	$760	$(34	) (4)	$2,369

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
(3)	Includes pending sales of securities of $ 5 million and $ 6 million at September 30, 2019 and December 31, 2018, respectively.
(4)	The fair value of securities in an unrealized loss position was $ 164 million and $ 404 million at September 30, 2019 and December 31, 2018, respectively.

Unrealized Gain Loss on Equity
The portion of unrealized gains and losses that relates to equity securities held within Virginia Power’s nuclear decommissioning trusts is summarized below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Net gains recognized during the period	$30	$106	$286	$118
Less: Net gains recognized during the period on securities sold during the period	(7)	(3)	(15)	(26)

Unrealized gains recognized during the period on securities still held at September 30, 2019 and 2018 (1)	$23	$103	$271	$92

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.

Investments Classified by Contractual Maturity Date
The fair value of Virginia Power’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at September 30, 2019 by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$99
Due after one year through five years	183
Due after five years through ten years	180
Due after ten years	377

Total	$839

Marketable Securities
Presented below is selected information regarding Virginia Power’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Proceeds from sales	$230	$237	$677	$651
Realized gains (1)	21	11	46	44
Realized losses (1)	6	5	18	17
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.